Quarterly Report
June 30, 2023
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.0%
AT&T, Inc.	35,951,896	$573,432,741
Verizon Communications, Inc.	16,166,652	601,237,788
		1,174,670,529
ENTERTAINMENT — 23.7%
Activision Blizzard, Inc. (a)	7,134,061	601,401,342
Electronic Arts, Inc.	3,594,662	466,227,662
Live Nation Entertainment, Inc. (a)	1,985,856	180,931,340
Netflix, Inc. (a)	1,365,279	601,391,747
Take-Two Interactive Software, Inc. (a)	2,187,745	321,948,554
Walt Disney Co. (a)	6,237,729	556,904,445
Warner Bros Discovery, Inc. (a)	30,589,102	383,587,339
		3,112,392,429
INTERACTIVE MEDIA & SERVICES — 47.3%
Alphabet, Inc. Class A (a)	12,859,102	1,539,234,510
Alphabet, Inc. Class C (a)	11,061,362	1,338,092,961
Match Group, Inc. (a)	3,842,325	160,801,301
Meta Platforms, Inc. Class A (a)	11,062,040	3,174,584,239
		6,212,713,011
MEDIA — 15.4%
Charter Communications, Inc. Class A (a)	1,433,526	526,634,447
Comcast Corp. Class A	14,253,818	592,246,138
Fox Corp. Class A	3,712,563	126,227,142
Fox Corp. Class B	1,885,350	60,123,811
Interpublic Group of Cos., Inc.	5,326,641	205,501,810
News Corp. Class A	5,256,430	102,500,385
Security Description	Shares	Value
News Corp. Class B	1,620,407	$31,954,426
Omnicom Group, Inc.	2,753,046	261,952,327
Paramount Global Class B (b)	6,995,911	111,304,944
		2,018,445,430
WIRELESS TELECOMMUNICATION SERVICES — 4.6%
T-Mobile U.S., Inc. (a)	4,365,357	606,348,088
TOTAL COMMON STOCKS (Cost $13,626,642,669)		13,124,569,487
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e) (Cost $2,044,659)	2,044,660	2,045,068
TOTAL INVESTMENTS — 100.0% (Cost $13,628,687,328)		13,126,614,555
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		405,989
NET ASSETS — 100.0%		$13,127,020,544
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,124,569,487	$—	$—	$13,124,569,487
Short-Term Investment	2,045,068	—	—	2,045,068
TOTAL INVESTMENTS	$13,126,614,555	$—	$—	$13,126,614,555
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,928,151	$5,929,337	$140,171,095	$144,054,599	$(199)	$(566)	2,044,660	$2,045,068	$225,161
State Street Navigator Securities Lending Portfolio II	51,992,399	51,992,399	326,062,038	378,054,437	—	—	—	—	54,020
Total		$57,921,736	$466,233,133	$522,109,036	$(199)	$(566)		$2,045,068	$279,181
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTOMOBILE COMPONENTS — 1.2%
Aptiv PLC (a)	1,455,376	$148,579,336
BorgWarner, Inc.	1,260,939	61,672,526
		210,251,862
AUTOMOBILES — 22.9%
Ford Motor Co.	21,143,944	319,907,873
General Motors Co.	7,479,172	288,396,872
Tesla, Inc. (a)	12,754,946	3,338,862,214
		3,947,166,959
BROADLINE RETAIL — 24.0%
Amazon.com, Inc. (a)	30,304,545	3,950,500,486
eBay, Inc.	2,877,030	128,574,471
Etsy, Inc. (a)	663,623	56,149,142
		4,135,224,099
DISTRIBUTORS — 1.7%
Genuine Parts Co.	756,061	127,948,203
LKQ Corp.	1,366,182	79,607,425
Pool Corp. (b)	210,038	78,688,637
		286,244,265
HOTELS, RESTAURANTS & LEISURE — 21.6%
Booking Holdings, Inc. (a)	198,736	536,652,783
Caesars Entertainment, Inc. (a)	1,157,857	59,015,971
Carnival Corp. (a) (b)	5,403,981	101,756,962
Chipotle Mexican Grill, Inc. (a)	148,492	317,624,388
Darden Restaurants, Inc. (b)	650,593	108,701,078
Domino's Pizza, Inc.	190,168	64,084,714
Expedia Group, Inc. (a)	767,182	83,922,039
Hilton Worldwide Holdings, Inc.	1,423,781	207,231,325
Las Vegas Sands Corp. (a)	1,768,196	102,555,368
Marriott International, Inc. Class A	1,387,265	254,826,708
McDonald's Corp.	2,551,822	761,489,203
MGM Resorts International	1,624,628	71,353,662
Norwegian Cruise Line Holdings Ltd. (a)	2,282,134	49,682,057
Royal Caribbean Cruises Ltd. (a) (b)	1,183,287	122,754,193
Starbucks Corp.	6,167,964	610,998,514
Wynn Resorts Ltd.	557,174	58,843,146
Yum! Brands, Inc.	1,506,959	208,789,170
		3,720,281,281
HOUSEHOLD DURABLES — 4.4%
DR Horton, Inc.	1,669,945	203,215,607
Garmin Ltd.	823,415	85,873,950
Lennar Corp. Class A	1,365,367	171,094,139
Mohawk Industries, Inc. (a)	284,409	29,339,632
Newell Brands, Inc.	2,027,492	17,639,180
NVR, Inc. (a)	16,425	104,308,934
PulteGroup, Inc.	1,201,036	93,296,477
Whirlpool Corp.	294,666	43,843,354
		748,611,273
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc. (b)	701,054	$45,407,268
SPECIALTY RETAIL — 19.0%
Advance Auto Parts, Inc.	319,788	22,481,096
AutoZone, Inc. (a)	99,023	246,899,987
Bath & Body Works, Inc.	1,231,843	46,194,112
Best Buy Co., Inc.	1,047,070	85,807,386
CarMax, Inc. (a) (b)	851,254	71,249,960
Home Depot, Inc.	2,461,162	764,535,364
Lowe's Cos., Inc.	3,208,571	724,174,475
O'Reilly Automotive, Inc. (a)	327,502	312,862,661
Ross Stores, Inc.	1,840,323	206,355,418
TJX Cos., Inc.	6,195,325	525,301,607
Tractor Supply Co. (b)	589,496	130,337,566
Ulta Beauty, Inc. (a)	269,450	126,801,823
		3,263,001,455
TEXTILES, APPAREL & LUXURY GOODS — 4.9%
NIKE, Inc. Class B	6,629,001	731,642,840
Ralph Lauren Corp. (b)	221,116	27,263,603
Tapestry, Inc.	1,247,090	53,375,452
VF Corp.	1,777,423	33,931,005
		846,212,900
TOTAL COMMON STOCKS (Cost $17,804,940,994)		17,202,401,362
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	2,981,995	2,982,592
State Street Navigator Securities Lending Portfolio II (e) (f)	109,890,317	109,890,317
TOTAL SHORT-TERM INVESTMENTS (Cost $112,872,909)		112,872,909
TOTAL INVESTMENTS — 100.6% (Cost $17,917,813,903)		17,315,274,271
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(108,326,718)
NET ASSETS — 100.0%		$17,206,947,553
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,202,401,362	$—	$—	$17,202,401,362
Short-Term Investments	112,872,909	—	—	112,872,909
TOTAL INVESTMENTS	$17,315,274,271	$—	$—	$17,315,274,271
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,296,217	$17,299,677	$151,371,559	$165,690,754	$4,481	$(2,371)	2,981,995	$2,982,592	$578,546
State Street Navigator Securities Lending Portfolio II	115,679,767	115,679,767	1,582,214,527	1,588,003,977	—	—	109,890,317	109,890,317	231,526
Total		$132,979,444	$1,733,586,086	$1,753,694,731	$4,481	$(2,371)		$112,872,909	$810,072
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 25.9%
Brown-Forman Corp. Class B	1,453,247	$97,047,835
Coca-Cola Co.	27,225,469	1,639,517,743
Constellation Brands, Inc. Class A	1,294,114	318,520,279
Keurig Dr Pepper, Inc.	6,773,572	211,809,596
Molson Coors Beverage Co. Class B	1,494,154	98,375,099
Monster Beverage Corp. (a)	6,110,256	350,973,105
PepsiCo, Inc.	9,637,038	1,784,972,178
		4,501,215,835
CONSUMER STAPLES DISTRIBUTION & RETAIL — 24.1%
Costco Wholesale Corp.	3,102,204	1,670,164,589
Dollar General Corp.	1,752,178	297,484,781
Dollar Tree, Inc. (a)	1,662,738	238,602,903
Kroger Co.	5,222,321	245,449,087
Sysco Corp.	4,045,519	300,177,510
Target Corp.	3,690,912	486,831,293
Walgreens Boots Alliance, Inc. (b)	5,705,055	162,537,017
Walmart, Inc.	4,991,629	784,584,246
		4,185,831,426
FOOD PRODUCTS — 17.7%
Archer-Daniels-Midland Co.	4,360,310	329,465,024
Bunge Ltd.	1,204,227	113,618,817
Campbell Soup Co. (b)	1,594,453	72,882,447
Conagra Brands, Inc. (b)	3,813,666	128,596,818
General Mills, Inc.	4,699,208	360,429,254
Hershey Co.	1,177,860	294,111,642
Hormel Foods Corp. (b)	2,301,486	92,565,767
J M Smucker Co. (b)	852,769	125,928,398
Kellogg Co.	2,055,690	138,553,506
Kraft Heinz Co.	6,378,987	226,454,038
Lamb Weston Holdings, Inc.	1,165,215	133,941,464
McCormick & Co., Inc.	2,005,837	174,969,162
Mondelez International, Inc. Class A	10,472,344	763,852,771
Tyson Foods, Inc. Class A	2,283,827	116,566,530
		3,071,935,638
HOUSEHOLD PRODUCTS — 21.5%
Church & Dwight Co., Inc.	1,953,348	195,784,070
Security Description	Shares	Value
Clorox Co. (b)	984,450	$156,566,928
Colgate-Palmolive Co.	6,633,806	511,068,414
Kimberly-Clark Corp.	2,697,923	372,475,250
Procter & Gamble Co.	16,487,099	2,501,752,402
		3,737,647,064
PERSONAL CARE PRODUCTS — 2.1%
Estee Lauder Cos., Inc. Class A	1,854,156	364,119,155
TOBACCO — 8.3%
Altria Group, Inc.	14,274,480	646,633,944
Philip Morris International, Inc.	8,253,211	805,678,458
		1,452,312,402
TOTAL COMMON STOCKS (Cost $18,410,020,825)		17,313,061,520
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	16,669,910	16,673,244
State Street Navigator Securities Lending Portfolio II (e) (f)	34,171,289	34,171,289
TOTAL SHORT-TERM INVESTMENTS (Cost $50,843,733)		50,844,533
TOTAL INVESTMENTS — 99.9% (Cost $18,460,864,558)		17,363,906,053
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,618,270
NET ASSETS — 100.0%		$17,376,524,323
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,313,061,520	$—	$—	$17,313,061,520
Short-Term Investments	50,844,533	—	—	50,844,533
TOTAL INVESTMENTS	$17,363,906,053	$—	$—	$17,363,906,053
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,130,664	$16,133,890	$544,526,472	$543,989,114	$1,703	$293	16,669,910	$16,673,244	$945,856
State Street Navigator Securities Lending Portfolio II	24,693,312	24,693,312	1,757,709,939	1,748,231,962	—	—	34,171,289	34,171,289	87,826
Total		$40,827,202	$2,302,236,411	$2,292,221,076	$1,703	$293		$50,844,533	$1,033,682
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 9.8%
Baker Hughes Co. (a)	26,695,725	$843,851,867
Halliburton Co.	23,790,650	784,853,544
Schlumberger NV	33,515,150	1,646,264,168
		3,274,969,579
OIL, GAS & CONSUMABLE FUELS — 89.9%
APA Corp. (a)	8,137,674	278,064,321
Chevron Corp.	40,977,218	6,447,765,252
ConocoPhillips (a)	14,378,662	1,489,773,170
Coterra Energy, Inc. (a)	19,973,843	505,338,228
Devon Energy Corp.	16,921,468	817,983,763
Diamondback Energy, Inc. (a)	4,775,380	627,293,917
EOG Resources, Inc.	12,849,890	1,470,541,412
EQT Corp. (a)	9,536,430	392,233,366
Exxon Mobil Corp. (a)	71,095,761	7,625,020,367
Hess Corp.	7,287,202	990,695,112
Kinder Morgan, Inc.	52,008,223	895,581,600
Marathon Oil Corp.	16,286,059	374,905,078
Marathon Petroleum Corp.	11,188,243	1,304,549,134
Occidental Petroleum Corp.	18,946,454	1,114,051,495
ONEOK, Inc.	11,798,953	728,231,379
Phillips 66	12,100,079	1,154,105,535
Pioneer Natural Resources Co.	6,163,558	1,276,965,946
Targa Resources Corp.	5,960,067	453,561,099
Valero Energy Corp.	9,533,117	1,118,234,624
Williams Cos., Inc.	32,123,286	1,048,182,822
		30,113,077,620
TOTAL COMMON STOCKS (Cost $33,614,176,469)		33,388,047,199
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (b) (c)	77,023,707	$77,039,112
State Street Navigator Securities Lending Portfolio II (d) (e)	16,012,660	16,012,660
TOTAL SHORT-TERM INVESTMENTS (Cost $93,051,490)		93,051,772
TOTAL INVESTMENTS — 100.0% (Cost $33,707,227,959)		33,481,098,971
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		13,536,955
NET ASSETS — 100.0%		$33,494,635,926
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	1,285	09/15/2023	$108,489,740	$110,137,350	$1,647,610
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,388,047,199	$—	$—	$33,388,047,199
Short-Term Investments	93,051,772	—	—	93,051,772
TOTAL INVESTMENTS	$33,481,098,971	$—	$—	$33,481,098,971
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,647,610	$—	$—	$1,647,610
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,647,610	$—	$—	$1,647,610
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	97,350,272	$97,369,742	$1,649,015,446	$1,669,360,816	$17,413	$(2,673)	77,023,707	$77,039,112	$3,441,993
State Street Navigator Securities Lending Portfolio II	32,065,518	32,065,518	2,605,578,116	2,621,630,974	—	—	16,012,660	16,012,660	213,642
Total		$129,435,260	$4,254,593,562	$4,290,991,790	$17,413	$(2,673)		$93,051,772	$3,655,635
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 30.4%
Bank of America Corp.	48,808,632	$1,400,319,652
Bank of New York Mellon Corp.	5,055,277	225,060,932
Citigroup, Inc.	13,704,999	630,978,154
Citizens Financial Group, Inc.	3,446,376	89,881,486
Comerica, Inc.	921,248	39,024,065
Fifth Third Bancorp	4,785,333	125,423,578
Goldman Sachs Group, Inc.	2,340,200	754,808,108
Huntington Bancshares, Inc.	10,104,463	108,926,111
JPMorgan Chase & Co.	20,572,596	2,992,078,362
KeyCorp	6,523,217	60,274,525
M&T Bank Corp.	1,167,911	144,540,665
Morgan Stanley	9,171,010	783,204,254
Northern Trust Corp.	1,459,005	108,170,631
PNC Financial Services Group, Inc.	2,810,580	353,992,551
Regions Financial Corp.	6,605,783	117,715,053
State Street Corp. (a)	2,353,219	172,208,567
Truist Financial Corp.	9,376,373	284,572,921
U.S. Bancorp	9,820,304	324,462,844
Wells Fargo & Co.	26,415,203	1,127,400,864
Zions Bancorp NA	1,051,558	28,244,848
		9,871,288,171
CAPITAL MARKETS — 15.0%
Ameriprise Financial, Inc.	737,147	244,850,748
BlackRock, Inc.	1,054,450	728,772,573
Cboe Global Markets, Inc.	744,012	102,681,096
Charles Schwab Corp.	10,462,030	592,987,860
CME Group, Inc.	2,532,185	469,188,559
FactSet Research Systems, Inc.	268,216	107,460,740
Franklin Resources, Inc.	2,005,674	53,571,553
Intercontinental Exchange, Inc.	3,941,217	445,672,818
Invesco Ltd.	3,199,279	53,779,880
MarketAxess Holdings, Inc.	263,150	68,792,673
Moody's Corp.	1,111,169	386,375,685
MSCI, Inc.	563,502	264,445,854
Nasdaq, Inc.	2,373,510	118,319,473
Raymond James Financial, Inc.	1,357,525	140,870,369
S&P Global, Inc.	2,307,473	925,042,851
T Rowe Price Group, Inc.	1,580,913	177,093,874
		4,879,906,606
CONSUMER FINANCE — 4.1%
American Express Co.	4,185,831	729,171,760
Capital One Financial Corp.	2,687,695	293,953,202
Discover Financial Services	1,787,824	208,907,235
Synchrony Financial	3,052,270	103,532,998
		1,335,565,195
FINANCIAL SERVICES — 33.8%
Berkshire Hathaway, Inc. Class B (b)	12,554,157	4,280,967,537
Fidelity National Information Services, Inc.	4,153,837	227,214,884
Fiserv, Inc. (b)	4,345,561	548,192,520
Security Description	Shares	Value
FleetCor Technologies, Inc. (b)	517,115	$129,837,234
Global Payments, Inc.	1,841,552	181,429,703
Jack Henry & Associates, Inc.	510,195	85,370,930
Mastercard, Inc. Class A	5,890,485	2,316,727,751
PayPal Holdings, Inc. (b)	7,854,351	524,120,842
Visa, Inc. Class A (c)	11,389,117	2,704,687,505
		10,998,548,906
INSURANCE — 16.6%
Aflac, Inc.	3,871,013	270,196,707
Allstate Corp.	1,843,630	201,029,415
American International Group, Inc.	5,094,947	293,163,250
Aon PLC Class A	1,439,934	497,065,217
Arch Capital Group Ltd. (b)	2,621,904	196,249,514
Arthur J Gallagher & Co.	1,507,905	331,090,701
Assurant, Inc.	371,281	46,677,447
Brown & Brown, Inc.	1,646,778	113,364,198
Chubb Ltd.	2,915,702	561,447,577
Cincinnati Financial Corp.	1,100,453	107,096,086
Everest Re Group Ltd.	301,044	102,914,902
Globe Life, Inc.	631,647	69,241,144
Hartford Financial Services Group, Inc.	2,205,486	158,839,102
Lincoln National Corp.	1,082,761	27,891,923
Loews Corp.	1,361,724	80,859,171
Marsh & McLennan Cos., Inc.	3,482,816	655,048,033
MetLife, Inc.	4,528,799	256,013,007
Principal Financial Group, Inc.	1,592,427	120,769,664
Progressive Corp.	4,121,121	545,512,787
Prudential Financial, Inc.	2,575,603	227,219,697
Travelers Cos., Inc.	1,625,953	282,362,998
W R Berkley Corp.	1,422,748	84,738,871
Willis Towers Watson PLC	747,217	175,969,604
		5,404,761,015
TOTAL COMMON STOCKS (Cost $35,754,205,398)		32,490,069,893
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	17,869,373	17,872,947
State Street Navigator Securities Lending Portfolio II (a) (f)	768,351,614	768,351,614
TOTAL SHORT-TERM INVESTMENTS (Cost $786,224,561)		786,224,561
TOTAL INVESTMENTS — 102.3% (Cost $36,540,429,959)		33,276,294,454
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(736,842,389)
NET ASSETS — 100.0%		$32,539,452,065
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	Non-income producing security.

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$32,490,069,893	$—	$—	$32,490,069,893
Short-Term Investments	786,224,561	—	—	786,224,561
TOTAL INVESTMENTS	$33,276,294,454	$—	$—	$33,276,294,454
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	2,979,555	$181,186,739	$188,600,012	$231,185,480	$(26,345,540)	$59,952,836	2,353,219	$172,208,567	$4,875,331
State Street Institutional Liquid Reserves Fund, Premier Class	62,474,114	62,486,609	738,288,748	782,894,311	(1,708)	(6,391)	17,869,373	17,872,947	1,687,266
State Street Navigator Securities Lending Portfolio II	122,805,648	122,805,648	3,242,196,445	2,596,650,479	—	—	768,351,614	768,351,614	958,486
Total		$366,478,996	$4,169,085,205	$3,610,730,270	$(26,347,248)	$59,946,445		$958,433,128	$7,521,083
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 14.3%
AbbVie, Inc.	14,523,511	$1,956,752,637
Amgen, Inc.	4,393,657	975,479,727
Biogen, Inc. (a)	1,191,476	339,391,939
Gilead Sciences, Inc.	10,260,662	790,789,220
Incyte Corp. (a)	1,520,761	94,667,372
Moderna, Inc. (a)	2,698,752	327,898,368
Regeneron Pharmaceuticals, Inc. (a)	888,185	638,196,450
Vertex Pharmaceuticals, Inc. (a)	2,115,427	744,439,916
		5,867,615,629
HEALTH CARE EQUIPMENT & SUPPLIES — 21.5%
Abbott Laboratories	14,314,789	1,560,598,297
Align Technology, Inc. (a)	585,826	207,171,507
Baxter International, Inc.	4,144,483	188,822,645
Becton Dickinson & Co.	2,335,989	616,724,456
Boston Scientific Corp. (a)	11,834,977	640,153,906
Cooper Cos., Inc.	405,331	155,416,065
DENTSPLY SIRONA, Inc.	1,768,124	70,760,322
Dexcom, Inc. (a) (b)	3,179,517	408,599,730
Edwards Lifesciences Corp. (a)	4,990,346	470,739,338
GE HealthCare Technologies, Inc.	3,216,738	261,327,795
Hologic, Inc. (a)	2,024,846	163,951,781
IDEXX Laboratories, Inc. (a) (b)	681,434	342,236,598
Insulet Corp. (a)	571,366	164,747,672
Intuitive Surgical, Inc. (a)	2,883,067	985,835,930
Medtronic PLC	10,945,073	964,260,931
ResMed, Inc.	1,208,782	264,118,867
STERIS PLC	815,268	183,418,995
Stryker Corp. (b)	2,781,064	848,474,816
Teleflex, Inc. (b)	385,872	93,392,600
Zimmer Biomet Holdings, Inc. (b)	1,716,530	249,926,768
		8,840,679,019
HEALTH CARE PROVIDERS & SERVICES — 21.5%
AmerisourceBergen Corp.	1,331,451	256,211,116
Cardinal Health, Inc. (b)	2,095,813	198,201,035
Centene Corp. (a) (b)	4,516,376	304,629,561
Cigna Group	2,435,568	683,420,381
CVS Health Corp.	10,551,015	729,391,667
DaVita, Inc. (a)	452,110	45,423,492
Elevance Health, Inc.	1,951,401	866,987,950
HCA Healthcare, Inc.	1,698,424	515,437,715
Henry Schein, Inc. (a)	1,078,448	87,462,133
Humana, Inc.	1,028,255	459,763,658
Laboratory Corp. of America Holdings	727,571	175,584,709
McKesson Corp.	1,116,289	477,001,453
Molina Healthcare, Inc. (a)	479,657	144,491,875
Quest Diagnostics, Inc.	911,725	128,152,066
UnitedHealth Group, Inc.	7,662,365	3,682,839,114
Universal Health Services, Inc. Class B	518,072	81,736,219
		8,836,734,144
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 11.7%
Agilent Technologies, Inc.	2,434,462	$292,744,055
Bio-Rad Laboratories, Inc. Class A (a)	177,193	67,177,410
Bio-Techne Corp.	1,298,400	105,988,392
Charles River Laboratories International, Inc. (a) (b)	418,627	88,016,327
Danaher Corp. (b)	5,466,922	1,312,061,280
Illumina, Inc. (a) (b)	1,294,271	242,662,870
IQVIA Holdings, Inc. (a) (b)	1,527,960	343,439,569
Mettler-Toledo International, Inc. (a)	181,828	238,492,878
Revvity, Inc. (b)	1,037,268	123,217,066
Thermo Fisher Scientific, Inc.	3,175,169	1,656,644,426
Waters Corp. (a) (b)	487,870	130,036,870
West Pharmaceutical Services, Inc.	609,222	233,009,138
		4,833,490,281
PHARMACEUTICALS — 30.8%
Bristol-Myers Squibb Co.	17,294,002	1,105,951,428
Catalent, Inc. (a) (b)	1,480,472	64,193,266
Eli Lilly & Co.	6,485,853	3,041,735,340
Johnson & Johnson	21,387,604	3,540,076,214
Merck & Co., Inc.	20,887,908	2,410,255,704
Organon & Co. (b)	2,088,744	43,466,763
Pfizer, Inc.	46,471,539	1,704,576,051
Viatris, Inc. (b)	9,867,989	98,482,530
Zoetis, Inc. (b)	3,804,077	655,100,100
		12,663,837,396
TOTAL COMMON STOCKS (Cost $43,015,253,909)		41,042,356,469
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	35,492,279	35,499,378
State Street Navigator Securities Lending Portfolio II (e) (f)	43,502,291	43,502,291
TOTAL SHORT-TERM INVESTMENTS (Cost $79,001,052)		79,001,669
TOTAL INVESTMENTS — 100.0% (Cost $43,094,254,961)		41,121,358,138
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(14,886,951)
NET ASSETS — 100.0%		$41,106,471,187
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,042,356,469	$—	$—	$41,042,356,469
Short-Term Investments	79,001,669	—	—	79,001,669
TOTAL INVESTMENTS	$41,121,358,138	$—	$—	$41,121,358,138
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	40,926,004	$40,934,189	$788,522,476	$793,961,799	$9,072	$(4,560)	35,492,279	$35,499,378	$1,996,566
State Street Navigator Securities Lending Portfolio II	158,598,098	158,598,098	1,620,202,806	1,735,298,613	—	—	43,502,291	43,502,291	136,539
Total		$199,532,287	$2,408,725,282	$2,529,260,412	$9,072	$(4,560)		$79,001,669	$2,133,105
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 19.6%
Axon Enterprise, Inc. (a) (b)	330,781	$64,541,989
Boeing Co. (a)	2,664,826	562,704,658
General Dynamics Corp.	1,060,096	228,079,654
Howmet Aerospace, Inc.	1,733,339	85,904,281
Huntington Ingalls Industries, Inc. (b)	187,959	42,779,468
L3Harris Technologies, Inc.	892,718	174,767,403
Lockheed Martin Corp.	1,062,152	488,993,538
Northrop Grumman Corp.	672,676	306,605,721
Raytheon Technologies Corp.	6,885,362	674,490,061
Textron, Inc. (b)	950,355	64,272,509
TransDigm Group, Inc.	245,912	219,887,133
		2,913,026,415
AIR FREIGHT & LOGISTICS — 6.9%
CH Robinson Worldwide, Inc. (b)	548,214	51,723,991
Expeditors International of Washington, Inc. (b)	719,971	87,210,087
FedEx Corp.	1,089,666	270,128,202
United Parcel Service, Inc. Class B	3,415,408	612,211,884
		1,021,274,164
BUILDING PRODUCTS — 5.2%
A.O. Smith Corp.	590,971	43,010,869
Allegion PLC	414,427	49,739,529
Carrier Global Corp. (b)	3,933,965	195,557,400
Johnson Controls International PLC	3,233,052	220,300,163
Masco Corp.	1,060,722	60,864,228
Trane Technologies PLC	1,074,579	205,523,980
		774,996,169
COMMERCIAL SERVICES & SUPPLIES — 5.9%
Cintas Corp.	407,365	202,492,994
Copart, Inc. (a)	2,021,285	184,361,405
Republic Services, Inc.	968,772	148,386,807
Rollins, Inc.	1,091,416	46,745,348
Waste Management, Inc.	1,744,467	302,525,467
		884,512,021
CONSTRUCTION & ENGINEERING — 0.9%
Quanta Services, Inc. (b)	684,045	134,380,640
ELECTRICAL EQUIPMENT — 6.8%
AMETEK, Inc.	1,086,026	175,805,889
Eaton Corp. PLC	1,878,364	377,739,000
Emerson Electric Co.	2,693,041	243,423,976
Generac Holdings, Inc. (a) (b)	294,240	43,880,011
Rockwell Automation, Inc. (b)	541,341	178,344,793
		1,019,193,669
GROUND TRANSPORTATION — 9.3%
CSX Corp.	9,580,359	326,690,242
JB Hunt Transport Services, Inc.	390,733	70,734,395
Norfolk Southern Corp.	1,072,722	243,250,441
Old Dominion Freight Line, Inc.	423,692	156,660,117
Security Description	Shares	Value
Union Pacific Corp.	2,873,026	$587,878,580
		1,385,213,775
INDUSTRIAL CONGLOMERATES — 9.9%
3M Co.	2,599,730	260,206,976
General Electric Co.	5,131,539	563,699,586
Honeywell International, Inc.	3,135,656	650,648,620
		1,474,555,182
MACHINERY — 20.9%
Caterpillar, Inc.	2,428,523	597,538,084
Cummins, Inc.	667,082	163,541,823
Deere & Co.	1,270,707	514,877,769
Dover Corp.	659,018	97,304,008
Fortive Corp.	1,666,016	124,568,016
IDEX Corp. (b)	356,157	76,666,356
Illinois Tool Works, Inc.	1,303,204	326,009,513
Ingersoll Rand, Inc.	1,906,266	124,593,546
Nordson Corp. (b)	253,636	62,947,383
Otis Worldwide Corp.	1,947,533	173,349,912
PACCAR, Inc.	2,462,514	205,989,296
Parker-Hannifin Corp.	604,582	235,811,163
Pentair PLC	777,349	50,216,745
Snap-on, Inc.	249,446	71,887,843
Stanley Black & Decker, Inc. (b)	721,634	67,624,322
Westinghouse Air Brake Technologies Corp.	847,128	92,904,528
Xylem, Inc.	1,127,469	126,975,559
		3,112,805,866
PASSENGER AIRLINES — 2.8%
Alaska Air Group, Inc. (a) (b)	602,810	32,057,436
American Airlines Group, Inc. (a) (b)	3,076,528	55,192,912
Delta Air Lines, Inc. (a)	3,028,633	143,981,213
Southwest Airlines Co. (b)	2,804,144	101,538,054
United Airlines Holdings, Inc. (a)	1,545,530	84,803,231
		417,572,846
PROFESSIONAL SERVICES — 7.7%
Automatic Data Processing, Inc.	1,946,737	427,873,325
Broadridge Financial Solutions, Inc.	555,998	92,089,949
Equifax, Inc.	577,942	135,989,753
Jacobs Solutions, Inc.	597,741	71,065,427
Leidos Holdings, Inc.	646,412	57,194,534
Paychex, Inc.	1,511,934	169,140,057
Robert Half International, Inc.	507,770	38,194,459
Verisk Analytics, Inc.	682,281	154,215,974
		1,145,763,478
SOFTWARE — 0.8%
Ceridian HCM Holding, Inc. (a) (b)	730,612	48,929,086
Paycom Software, Inc.	229,049	73,579,701
		122,508,787
TRADING COMPANIES & DISTRIBUTORS — 3.2%
Fastenal Co.	2,690,889	158,735,542

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
United Rentals, Inc.	323,144	$143,918,643
W.W. Grainger, Inc.	210,344	165,875,175
		468,529,360
TOTAL COMMON STOCKS (Cost $16,016,736,188)		14,874,332,372
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	6,568,293	6,569,607
State Street Navigator Securities Lending Portfolio II (e) (f)	69,056,977	69,056,977
TOTAL SHORT-TERM INVESTMENTS (Cost $75,626,584)		75,626,584
TOTAL INVESTMENTS — 100.4% (Cost $16,092,362,772)		14,949,958,956
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(57,978,761)
NET ASSETS — 100.0%		$14,891,980,195

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	150	09/15/2023	$15,649,650	$16,371,000	$721,350
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,874,332,372	$—	$—	$14,874,332,372
Short-Term Investments	75,626,584	—	—	75,626,584
TOTAL INVESTMENTS	$14,949,958,956	$—	$—	$14,949,958,956
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$721,350	$—	$—	$721,350
TOTAL OTHER FINANCIAL INSTRUMENTS:	$721,350	$—	$—	$721,350
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,536,831	$17,540,339	$272,365,269	$283,338,109	$4,999	$(2,891)	6,568,293	$6,569,607	$600,034
State Street Navigator Securities Lending Portfolio II	107,539,396	107,539,396	1,642,457,508	1,680,939,927	—	—	69,056,977	69,056,977	210,394
Total		$125,079,735	$1,914,822,777	$1,964,278,036	$4,999	$(2,891)		$75,626,584	$810,428
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHEMICALS — 68.5%
Air Products & Chemicals, Inc.	1,424,738	$426,751,773
Albemarle Corp. (a)	752,611	167,899,988
Celanese Corp. (a)	641,959	74,338,852
CF Industries Holdings, Inc.	1,250,249	86,792,286
Corteva, Inc.	4,559,673	261,269,263
Dow, Inc.	4,536,850	241,632,631
DuPont de Nemours, Inc.	2,944,217	210,334,862
Eastman Chemical Co.	764,258	63,983,680
Ecolab, Inc.	1,588,839	296,620,353
FMC Corp.	802,027	83,683,497
International Flavors & Fragrances, Inc. (a)	1,636,200	130,225,158
Linde PLC	3,140,366	1,196,730,675
LyondellBasell Industries NV Class A	1,627,368	149,441,203
Mosaic Co.	2,130,206	74,557,210
PPG Industries, Inc.	1,510,002	223,933,297
Sherwin-Williams Co.	1,505,280	399,681,946
		4,087,876,674
CONSTRUCTION MATERIALS — 6.3%
Martin Marietta Materials, Inc.	397,476	183,510,695
Vulcan Materials Co.	853,460	192,404,022
		375,914,717
CONTAINERS & PACKAGING — 9.0%
Amcor PLC (a)	9,438,110	94,192,338
Avery Dennison Corp.	517,804	88,958,727
Ball Corp. (a)	2,017,570	117,442,750
International Paper Co.	2,226,085	70,811,764
Packaging Corp. of America	576,839	76,235,042
Sealed Air Corp.	926,119	37,044,760
Westrock Co.	1,642,861	47,757,969
		532,443,350
Security Description	Shares	Value
METALS & MINING — 16.1%
Freeport-McMoRan, Inc.	9,193,360	$367,734,400
Newmont Corp.	5,097,421	217,455,980
Nucor Corp.	1,611,385	264,234,912
Steel Dynamics, Inc.	1,030,002	112,198,118
		961,623,410
TOTAL COMMON STOCKS (Cost $6,698,960,599)		5,957,858,151
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (b) (c)	2,755,405	2,755,956
State Street Navigator Securities Lending Portfolio II (d) (e)	32,764,807	32,764,807
TOTAL SHORT-TERM INVESTMENTS (Cost $35,520,501)		35,520,763
TOTAL INVESTMENTS — 100.5% (Cost $6,734,481,100)		5,993,378,914
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(27,431,893)
NET ASSETS — 100.0%		$5,965,947,021
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	97	09/15/2023	$8,347,129	$8,600,020	$252,891
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,957,858,151	$—	$—	$5,957,858,151
Short-Term Investments	35,520,763	—	—	35,520,763
TOTAL INVESTMENTS	$5,993,378,914	$—	$—	$5,993,378,914
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$252,891	$—	$—	$252,891
TOTAL OTHER FINANCIAL INSTRUMENTS:	$252,891	$—	$—	$252,891
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,340,391	$3,341,060	$126,929,421	$127,515,955	$1,454	$(24)	2,755,405	$2,755,956	$372,318
State Street Navigator Securities Lending Portfolio II	—	—	777,153,561	744,388,754	—	—	32,764,807	32,764,807	110,568
Total		$3,341,060	$904,082,982	$871,904,709	$1,454	$(24)		$35,520,763	$482,886
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
HEALTH CARE REITs — 7.5%
Healthpeak Properties, Inc. REIT	2,723,851	$54,749,405
Ventas, Inc. REIT	1,995,682	94,335,888
Welltower, Inc. REIT	2,479,069	200,531,892
		349,617,185
HOTEL & RESORT REITs — 1.3%
Host Hotels & Resorts, Inc. REIT	3,541,668	59,606,272
INDUSTRIAL REITs — 12.1%
Prologis, Inc. REIT	4,605,755	564,803,735
OFFICE REITs — 2.8%
Alexandria Real Estate Equities, Inc. REIT	785,381	89,132,890
Boston Properties, Inc. REIT	710,653	40,926,506
		130,059,396
PROFESSIONAL SERVICES — 3.9%
CoStar Group, Inc. (a)	2,037,706	181,355,834
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
CBRE Group, Inc. Class A (a)	1,550,490	125,140,048
RESIDENTIAL REITs — 13.6%
AvalonBay Communities, Inc. REIT	708,333	134,066,187
Camden Property Trust REIT	531,684	57,884,437
Equity Residential REIT	1,701,058	112,218,796
Essex Property Trust, Inc. REIT	320,215	75,026,375
Invitation Homes, Inc. REIT	2,899,917	99,757,145
Mid-America Apartment Communities, Inc. REIT	581,926	88,371,282
UDR, Inc. REIT	1,543,730	66,318,641
		633,642,863
RETAIL REITs — 11.5%
Federal Realty Investment Trust REIT	365,330	35,352,984
Kimco Realty Corp. REIT	3,086,770	60,871,104
Realty Income Corp. REIT	3,357,934	200,770,874
Regency Centers Corp. REIT	766,265	47,332,189
Security Description	Shares	Value
Simon Property Group, Inc. REIT	1,630,999	$188,347,765
		532,674,916
SPECIALIZED REITs — 44.0%
American Tower Corp. REIT	2,324,359	450,786,184
Crown Castle, Inc. REIT	2,163,054	246,458,373
Digital Realty Trust, Inc. REIT	1,453,276	165,484,538
Equinix, Inc. REIT	466,447	365,666,461
Extra Space Storage, Inc. REIT	673,665	100,275,035
Iron Mountain, Inc. REIT	1,454,774	82,660,259
Public Storage REIT	789,243	230,364,247
SBA Communications Corp. REIT	540,397	125,242,409
VICI Properties, Inc. REIT	5,009,156	157,437,773
Weyerhaeuser Co. REIT	3,652,837	122,406,568
		2,046,781,847
TOTAL COMMON STOCKS (Cost $5,693,929,058)		4,623,682,096
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (b) (c) (Cost $4,007,742)	4,006,941	4,007,742
TOTAL INVESTMENTS — 99.5% (Cost $5,697,936,800)		4,627,689,838
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		22,382,240
NET ASSETS — 100.0%		$4,650,072,078
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	525	09/15/2023	$24,084,938	$24,451,875	$366,937
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,623,682,096	$—	$—	$4,623,682,096
Short-Term Investment	4,007,742	—	—	4,007,742
TOTAL INVESTMENTS	$4,627,689,838	$—	$—	$4,627,689,838
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$366,937	$—	$—	$366,937
TOTAL OTHER FINANCIAL INSTRUMENTS:	$366,937	$—	$—	$366,937
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,197,398	$14,200,238	$208,911,160	$219,102,032	$(1,624)	$—	4,006,941	$4,007,742	$177,923
State Street Navigator Securities Lending Portfolio II	—	—	24,048,101	24,048,101	—	—	—	—	47
Total		$14,200,238	$232,959,261	$243,150,133	$(1,624)	$—		$4,007,742	$177,970
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 3.9%
Arista Networks, Inc. (a)	1,504,923	$243,887,821
Cisco Systems, Inc.	24,684,365	1,277,169,045
F5, Inc. (a)	364,472	53,307,675
Juniper Networks, Inc.	1,938,111	60,721,018
Motorola Solutions, Inc.	1,010,772	296,439,212
		1,931,524,771
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Amphenol Corp. Class A	3,587,784	304,782,251
CDW Corp.	812,355	149,067,143
Corning, Inc.	4,611,136	161,574,205
Keysight Technologies, Inc. (a)	1,073,623	179,778,171
TE Connectivity Ltd.	1,899,113	266,179,678
Teledyne Technologies, Inc. (a)	283,565	116,576,407
Trimble, Inc. (a)	1,493,135	79,046,567
Zebra Technologies Corp. Class A (a)	309,928	91,686,000
		1,348,690,422
IT SERVICES — 5.2%
Accenture PLC Class A	3,806,077	1,174,479,241
Akamai Technologies, Inc. (a)	917,265	82,434,606
Cognizant Technology Solutions Corp. Class A	3,058,410	199,653,005
DXC Technology Co. (a)	1,372,152	36,663,901
EPAM Systems, Inc. (a)	349,012	78,440,447
Gartner, Inc. (a)	476,409	166,890,837
International Business Machines Corp.	5,472,551	732,282,049
VeriSign, Inc. (a)	545,825	123,340,075
		2,594,184,161
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.1%
Advanced Micro Devices, Inc. (a)	9,705,141	1,105,512,611
Analog Devices, Inc.	3,048,596	593,896,987
Applied Materials, Inc.	5,093,265	736,180,523
Broadcom, Inc.	2,512,649	2,179,547,122
Enphase Energy, Inc. (a) (b)	825,965	138,332,618
First Solar, Inc. (a) (b)	598,766	113,819,429
Intel Corp.	25,137,441	840,596,027
KLA Corp.	826,823	401,025,691
Lam Research Corp.	809,628	520,477,456
Microchip Technology, Inc. (b)	3,301,366	295,769,380
Micron Technology, Inc.	6,595,600	416,248,316
Monolithic Power Systems, Inc.	271,563	146,706,480
NVIDIA Corp.	5,517,659	2,334,080,110
NXP Semiconductors NV	1,565,380	320,401,978
ON Semiconductor Corp. (a)	2,602,775	246,170,460
Qorvo, Inc. (a)	602,011	61,423,182
QUALCOMM, Inc.	6,713,787	799,209,205
Skyworks Solutions, Inc.	959,155	106,168,867
SolarEdge Technologies, Inc. (a)	339,578	91,363,461
Teradyne, Inc.	934,378	104,024,303
Security Description	Shares	Value
Texas Instruments, Inc.	5,470,188	$984,743,244
		12,535,697,450
SOFTWARE — 38.5%
Adobe, Inc. (a)	2,764,478	1,351,802,097
ANSYS, Inc. (a)	522,263	172,487,801
Autodesk, Inc. (a)	1,290,609	264,071,507
Cadence Design Systems, Inc. (a)	1,643,376	385,404,539
Fair Isaac Corp. (a)	150,605	121,871,072
Fortinet, Inc. (a)	3,927,740	296,897,867
Gen Digital, Inc.	3,428,198	63,593,073
Intuit, Inc.	1,690,714	774,668,248
Microsoft Corp.	33,457,969	11,393,776,763
Oracle Corp.	9,274,418	1,104,490,440
Palo Alto Networks, Inc. (a) (b)	1,823,684	465,969,499
PTC, Inc. (a)	641,943	91,348,489
Roper Technologies, Inc.	642,431	308,880,825
Salesforce, Inc. (a)	5,900,263	1,246,489,561
ServiceNow, Inc. (a)	1,227,927	690,058,136
Synopsys, Inc. (a)	917,899	399,662,404
Tyler Technologies, Inc. (a) (b)	252,628	105,211,983
		19,236,684,304
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 24.5%
Apple, Inc.	60,420,705	11,719,804,149
Hewlett Packard Enterprise Co.	7,809,864	131,205,715
HP, Inc. (b)	5,224,618	160,448,019
NetApp, Inc.	1,289,128	98,489,379
Seagate Technology Holdings PLC (b)	1,160,652	71,809,539
Western Digital Corp. (a)	1,928,170	73,135,488
		12,254,892,289
TOTAL COMMON STOCKS (Cost $41,894,110,746)		49,901,673,397
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	56,665,369	56,676,703
State Street Navigator Securities Lending Portfolio II (e) (f)	93,517,599	93,517,599
TOTAL SHORT-TERM INVESTMENTS (Cost $150,185,731)		150,194,302
TOTAL INVESTMENTS — 100.2% (Cost $42,044,296,477)		50,051,867,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(87,725,059)
NET ASSETS — 100.0%		$49,964,142,640
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	330	09/15/2023	$55,849,200	$58,433,100	$2,583,900
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$49,901,673,397	$—	$—	$49,901,673,397
Short-Term Investments	150,194,302	—	—	150,194,302
TOTAL INVESTMENTS	$50,051,867,699	$—	$—	$50,051,867,699
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,583,900	$—	$—	$2,583,900
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,583,900	$—	$—	$2,583,900
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	60,823,039	$60,835,203	$535,233,064	$539,379,733	$(3,959)	$(7,872)	56,665,369	$56,676,703	$2,401,500
State Street Navigator Securities Lending Portfolio II	94,660,055	94,660,055	3,062,424,574	3,063,567,030	—	—	93,517,599	93,517,599	489,527
Total		$155,495,258	$3,597,657,638	$3,602,946,763	$(3,959)	$(7,872)		$150,194,302	$2,891,027
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 65.5%
Alliant Energy Corp. (a)	4,008,859	$210,384,920
American Electric Power Co., Inc. (a)	8,209,256	691,219,355
Constellation Energy Corp. (a)	5,173,348	473,620,010
Duke Energy Corp.	12,289,499	1,102,859,640
Edison International	6,107,375	424,157,194
Entergy Corp. (a)	3,371,838	328,315,866
Evergy, Inc. (a)	3,662,655	213,972,305
Eversource Energy (a)	5,562,835	394,516,258
Exelon Corp. (a)	15,860,199	646,144,507
FirstEnergy Corp. (a)	8,678,271	337,411,177
NextEra Energy, Inc. (a)	32,267,136	2,394,221,491
NRG Energy, Inc. (a)	3,671,490	137,277,011
PG&E Corp. (a) (b)	25,779,309	445,466,460
Pinnacle West Capital Corp.	1,806,055	147,121,240
PPL Corp.	11,753,877	311,007,586
Southern Co. (a)	17,388,356	1,221,532,009
Xcel Energy, Inc. (a)	8,776,455	545,632,207
		10,024,859,236
GAS UTILITIES — 1.8%
Atmos Energy Corp. (a)	2,308,271	268,544,248
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.4%
AES Corp. (a)	10,673,848	221,268,869
MULTI-UTILITIES — 28.2%
Ameren Corp. (a)	4,187,739	342,012,644
CenterPoint Energy, Inc. (a)	10,062,955	293,335,138
CMS Energy Corp. (a)	4,650,949	273,243,254
Consolidated Edison, Inc. (a)	5,526,149	499,563,870
Dominion Energy, Inc. (a)	13,330,565	690,389,961
DTE Energy Co.	3,286,685	361,601,084
NiSource, Inc.	6,546,729	179,053,038
Public Service Enterprise Group, Inc. (a)	7,956,868	498,179,505
Security Description	Shares	Value
Sempra Energy	5,017,599	$730,512,238
WEC Energy Group, Inc. (a)	5,030,195	443,864,407
		4,311,755,139
WATER UTILITIES — 2.9%
American Water Works Co., Inc. (a)	3,111,317	444,140,502
TOTAL COMMON STOCKS (Cost $17,364,142,640)		15,270,567,994
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	19,341,948	19,345,816
State Street Navigator Securities Lending Portfolio II (e) (f)	21,707,601	21,707,601
TOTAL SHORT-TERM INVESTMENTS (Cost $41,051,440)		41,053,417
TOTAL INVESTMENTS — 100.0% (Cost $17,405,194,080)		15,311,621,411
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(6,535,747)
NET ASSETS — 100.0%		$15,305,085,664
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,270,567,994	$—	$—	$15,270,567,994
Short-Term Investments	41,053,417	—	—	41,053,417
TOTAL INVESTMENTS	$15,311,621,411	$—	$—	$15,311,621,411
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,297,775	$27,303,235	$567,919,312	$575,875,198	$17	$(1,550)	19,341,948	$19,345,816	$902,171
State Street Navigator Securities Lending Portfolio II	92,621,035	92,621,035	1,795,078,059	1,865,991,493	—	—	21,707,601	21,707,601	169,029
Total		$119,924,270	$2,362,997,371	$2,441,866,691	$17	$(1,550)		$41,053,417	$1,071,200
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by  Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.